Short-term Bank Loans	12 Months Ended
Dec. 31, 2017
Short-term Bank Loans
Short-term Bank Loans

13.  Short-term Bank Loans

In April 2015, the Group entered into a loan facility agreement (the “First Heng Seng Facility”) with Hang Seng Bank in Hong Kong. According to the First Heng Seng Facility, the Group was authorized certain amounts of loans with maturity of twelve months, and the loans were required to be secured by RMB deposits in an onshore branch of Hang Seng Bank. In April 2015, the Group obtained short-term bank loans of US$20.2 million (RMB123.6 million) from Hang Seng Bank under the First Heng Seng Facility. The loans were repayable within twelve months and bore interest rate of London Inter-Bank Offered Rate (“LIBOR”) plus 1.0%.

In April 2016, the Group entered into a new loan facility agreement (the “Second Heng Seng Facility”) with Hang Seng Bank to replace the First Facility. According to the Second Heng Seng Facility, the authorized amounts was increased and the term of the short-term bank loans of US$20.2 million borrowed in April 2015 under the First Heng Seng Facility was extended for another twelve months from the date of its maturity. Concurrent with the extension, the Group obtained additional US$10.0 million (RMB64.8 million) short-term bank loan with maturity of twelve months under the Second Heng Seng Facility. In July 2016, the Group obtained another US$14.8 million (RMB99.2 million) short-term bank loan with maturity of twelve months under the Second Heng Seng Facility.

In November 2016, the Group entered into another loan facility (the “Third Heng Seng Facility”) with Hang Seng Bank and obtained US$6.9 million (RMB46.7 million) short-term bank loan with maturity of twelve months under the Third Heng Seng Facility with an interest rate of LIBOR plus 1.0%. Also in November 2016, the Group re-designated US$ denominated loans of US$51.9 million into RMB denominated loans of RMB354.6 million under the aforementioned facilities with Hang Seng Bank. The Group repaid all of the principal and interests of short-term bank loans from Hang Seng Bank in 2017.

As of December 31, 2016 and 2017, the Group had total short-term bank loans of RMB354.6 million and nil from Heng Seng Bank, respectively, and these short-term bank loans were secured by bank deposits of RMB354.6 million and nil, respectively. The pledged deposits were classified as restricted cash on the consolidated balance sheets.

In April 2016, the Group entered into a loan facility agreement (the “First CMB Facility”) with China Merchants Bank with maturity of twelve months. In December 2016, the Group obtained unsecured short-term bank loans of RMB4.0 million with an interest rate of 4.35% per annum under the First CMB Facility.

In March 2017, the Group entered into a new loan facility agreement (the “Second CMB Facility”) with China Merchants Bank and obtained RMB208.0 million (US$32.0 million) short-term bank loan with an interest rate of 6.3% per annum under the Second CMB Facility with maturity of twelve months. In June 2017, the Group obtained RMB102.0 million (US$15.7 million) short-term bank loan with an interest rate of 5.7% per annum with maturity of twelve months under the Second CMB Facility. In October 2017, the Group obtained RMB50.0 million (US$7.7 million) short-term bank loan with an interest rate of 5.5% per annum with maturity of twelve months under the Second CMB Facility. In November 2017, the Group repaid short-term bank loan from China Merchants Bank with a principal amount of RMB30.0 million (US$4.6 million).

As of December 31, 2016 and 2017, the Group had total short-term bank loans of RMB4.0 million and RMB330.0 million (US$50.7 million) from China Merchants Bank, respectively, and these short-term bank loans were secured by bank deposits of nil and RMB336.7 million (US$51.8 million), respectively. The pledged deposits were classified as restricted cash on the consolidated balance sheets.